Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of market rental rates

Lease Liabilities	2022 £’000	2021 £’000	2020 £’000
At 1 January	766	76	907
Additions	–	720	–
Transfer	–	77	–
Effect of modification to lease terms	–	(24)	(788)
Interest expenses	36	29	15
Lease payments	(178)	(112)	(105)
Exchange differences	–	–	47
At 31 December	624	766	76

Low value leases expensed in year

	2022 £’000	2021 £’000	2020 £’000
Low value leases expensed	3	2	10
	3	2	10